Schedule of Investments (unaudited) September 30, 2023	iShares S&P 500 Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

S&P 500 Index Master Portfolio of Master Investment Portfolio	$31,826,999,672

Total Investments — 100.1% (Cost: $15,340,741,003)	31,826,999,672
Liabilities in Excess of Other Assets — (0.1)%	(27,826,488)

Net Assets — 100.0%	$31,799,173,184

iShares S&P 500 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2023, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $31,826,999,672 and 98.4%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) September 30, 2023	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Axon Enterprise, Inc.(a)	62,495	$12,435,880
Boeing Co.(a)	503,932	96,593,686
General Dynamics Corp.	201,414	44,506,452
Howmet Aerospace, Inc.	336,678	15,571,357
Huntington Ingalls Industries, Inc.	36,612	7,490,083
L3Harris Technologies, Inc.	168,092	29,268,179
Lockheed Martin Corp.	199,195	81,462,787
Northrop Grumman Corp.	126,400	55,640,016
RTX Corp.	1,293,589	93,099,600
Textron, Inc.(b)	176,036	13,755,453
TransDigm Group, Inc.(a)	48,084	40,541,063

		490,364,556

Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.(b)	103,358	8,902,224
Expeditors International of Washington, Inc.	131,443	15,067,311
FedEx Corp.	205,647	54,480,003
United Parcel Service, Inc., Class B	642,811	100,194,951

		178,644,489

Automobile Components — 0.1%
Aptiv PLC(a)	247,593	24,410,194
BorgWarner, Inc.	208,912	8,433,777

		32,843,971

Automobiles — 2.2%
Ford Motor Co.	3,494,008	43,395,579
General Motors Co.	1,222,835	40,316,870
Tesla, Inc.(a)	2,454,171	614,082,668

		697,795,117

Banks — 3.0%
Bank of America Corp.	6,144,232	168,229,072
Citigroup, Inc.	1,711,467	70,392,638
Citizens Financial Group, Inc.	419,751	11,249,327
Comerica, Inc.	117,856	4,896,917
Fifth Third Bancorp	605,140	15,328,196
Huntington Bancshares, Inc.	1,286,805	13,382,772
JPMorgan Chase & Co.	2,582,782	374,555,046
KeyCorp.	831,798	8,950,146
M&T Bank Corp.	147,438	18,643,535
PNC Financial Services Group, Inc.	353,949	43,454,319
Regions Financial Corp.	833,982	14,344,490
Truist Financial Corp.	1,183,793	33,868,318
U.S. Bancorp	1,383,752	45,746,841
Wells Fargo & Co.	3,251,742	132,866,178
Zions Bancorp NA	137,643	4,802,364

		960,710,159

Beverages — 1.6%
Brown-Forman Corp., Class B	162,610	9,380,971
Coca-Cola Co.	3,458,934	193,631,125
Constellation Brands, Inc., Class A	143,360	36,030,669
Keurig Dr. Pepper, Inc.	894,106	28,226,926
Molson Coors Beverage Co., Class B	164,962	10,489,934
Monster Beverage Corp.(a)	660,997	34,999,791
PepsiCo, Inc.	1,223,436	207,298,996

		520,058,412

Biotechnology — 2.1%
AbbVie, Inc.	1,568,685	233,828,186
Amgen, Inc.	475,393	127,766,623
Biogen, Inc.(a)	128,711	33,080,014

Security	Shares	Value

Biotechnology (continued)
Gilead Sciences, Inc.	1,107,395	$82,988,181
Incyte Corp.(a)(b)	169,464	9,789,935
Moderna, Inc.(a)(b)	294,279	30,396,078
Regeneron Pharmaceuticals, Inc.(a)	94,866	78,070,923
Vertex Pharmaceuticals, Inc.(a)	229,382	79,765,297

		675,685,237

Broadline Retail — 3.3%
Amazon.com, Inc.(a)	8,069,511	1,025,796,238
eBay, Inc.	472,954	20,852,542
Etsy, Inc.(a)	109,329	7,060,467

		1,053,709,247

Building Products — 0.4%
A O Smith Corp.	112,621	7,447,627
Allegion PLC	78,014	8,129,059
Carrier Global Corp.	744,442	41,093,198
Johnson Controls International PLC	604,634	32,172,575
Masco Corp.	199,903	10,684,815
Trane Technologies PLC	202,989	41,188,498

		140,715,772

Capital Markets — 2.8%
Ameriprise Financial, Inc.	91,209	30,069,783
Bank of New York Mellon Corp.	663,751	28,308,980
BlackRock, Inc.	124,732	80,637,991
Blackstone, Inc., Class A	630,790	67,582,841
Cboe Global Markets, Inc.	93,778	14,649,061
Charles Schwab Corp.	1,321,557	72,553,479
CME Group, Inc., Class A	319,724	64,015,139
FactSet Research Systems, Inc.	33,902	14,823,989
Franklin Resources, Inc.	265,979	6,537,764
Goldman Sachs Group, Inc.	292,995	94,804,392
Intercontinental Exchange, Inc.	508,666	55,963,433
Invesco Ltd.	420,422	6,104,528
MarketAxess Holdings, Inc.	33,970	7,257,351
Moody’s Corp., Series R186	140,254	44,344,107
Morgan Stanley	1,133,924	92,607,573
MSCI, Inc.	70,290	36,064,393
Nasdaq, Inc.	301,293	14,639,827
Northern Trust Corp.	183,975	12,782,583
Raymond James Financial, Inc.	167,047	16,776,530
S&P Global, Inc.	289,199	105,676,207
State Street Corp.	283,191	18,962,469
T Rowe Price Group, Inc.	199,343	20,905,101

		906,067,521

Chemicals — 1.7%
Air Products and Chemicals, Inc.	197,435	55,953,079
Albemarle Corp.	104,292	17,733,812
Celanese Corp., Series 2021	88,774	11,142,912
CF Industries Holdings, Inc.	171,482	14,702,867
Corteva, Inc.	630,803	32,271,881
Dow, Inc.	624,858	32,217,678
DuPont de Nemours, Inc.	407,990	30,431,974
Eastman Chemical Co.	104,899	8,047,851
Ecolab, Inc.	227,309	38,506,145
FMC Corp.	113,929	7,629,825
International Flavors & Fragrances, Inc.	226,856	15,464,774
Linde PLC	433,662	161,474,046
LyondellBasell Industries NV, Class A	227,623	21,555,898
Mosaic Co.	294,232	10,474,659

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2023	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
PPG Industries, Inc.	209,312	$27,168,698
Sherwin-Williams Co.	210,258	53,626,303

		538,402,402

Commercial Services & Supplies — 0.5%
Cintas Corp.	76,860	36,970,429
Copart, Inc.(a)	772,271	33,277,158
Republic Services, Inc., Class A	182,738	26,041,992
Rollins, Inc.	216,088	8,066,565
Waste Management, Inc.	327,596	49,938,734

		154,294,878

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	222,863	40,991,192
Cisco Systems, Inc.	3,621,707	194,702,968
F5, Inc.(a)(b)	52,708	8,493,367
Juniper Networks, Inc.	285,609	7,937,074
Motorola Solutions, Inc.	148,439	40,411,034

		292,535,635

Construction & Engineering — 0.1%
Quanta Services, Inc.	129,046	24,140,635

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	54,928	22,546,845
Vulcan Materials Co.	118,085	23,855,532

		46,402,377

Consumer Finance — 0.4%
American Express Co.	517,077	77,142,718
Capital One Financial Corp.	339,006	32,900,532
Discover Financial Services	222,141	19,244,075
Synchrony Financial	371,660	11,361,646

		140,648,971

Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	393,848	222,508,366
Dollar General Corp.	194,939	20,624,546
Dollar Tree, Inc.(a)	186,074	19,807,578
Kroger Co.	586,865	26,262,209
Sysco Corp.	448,918	29,651,034
Target Corp.	410,211	45,357,030
Walgreens Boots Alliance, Inc., Series M	636,795	14,162,321
Walmart, Inc., Series M	1,268,426	202,859,370

		581,232,454

Containers & Packaging — 0.2%
Amcor PLC	1,307,745	11,978,944
Avery Dennison Corp.	71,618	13,082,460
Ball Corp.	280,009	13,938,848
International Paper Co.	307,507	10,907,273
Packaging Corp. of America	79,912	12,270,488
Sealed Air Corp.	133,957	4,401,827
Westrock Co.	227,768	8,154,095

		74,733,935

Distributors — 0.1%
Genuine Parts Co.	124,814	18,020,645
LKQ Corp.	230,736	11,423,739
Pool Corp.	34,707	12,359,163

		41,803,547

Security	Shares	Value

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	6,353,672	$95,432,154
Verizon Communications, Inc.	3,736,340	121,094,779

		216,526,933

Electric Utilities — 1.6%
Alliant Energy Corp.	224,604	10,882,064
American Electric Power Co., Inc.	457,863	34,440,455
Constellation Energy Corp.	285,815	31,176,700
Duke Energy Corp.	684,967	60,455,187
Edison International	340,648	21,559,612
Entergy Corp.	186,928	17,290,840
Evergy, Inc.	204,148	10,350,304
Eversource Energy	310,250	18,041,037
Exelon Corp.	884,501	33,425,293
FirstEnergy Corp.	458,618	15,675,563
NextEra Energy, Inc.	1,798,575	103,040,362
NRG Energy, Inc.	203,628	7,843,751
PG&E Corp.(a)	1,858,590	29,979,057
Pinnacle West Capital Corp.	100,706	7,420,018
PPL Corp.	655,088	15,433,873
Southern Co.	969,223	62,728,113
Xcel Energy, Inc.	490,175	28,047,813

		507,790,042

Electrical Equipment — 0.6%
AMETEK, Inc.	205,045	30,297,449
Eaton Corp. PLC	354,611	75,631,434
Emerson Electric Co.	507,920	49,049,835
Generac Holdings, Inc.(a)(b)	56,265	6,130,634
Rockwell Automation, Inc.	102,082	29,182,181

		190,291,533

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	530,098	44,522,931
CDW Corp.	119,135	24,036,678
Corning, Inc.	682,279	20,789,041
Keysight Technologies, Inc.(a)	158,525	20,974,443
TE Connectivity Ltd.	279,013	34,466,476
Teledyne Technologies, Inc.(a)	41,838	17,094,170
Trimble, Inc.(a)	220,696	11,886,686
Zebra Technologies Corp., Class A(a)(b)	45,627	10,792,154

		184,562,579

Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	897,330	31,693,696
Halliburton Co.	798,583	32,342,611
Schlumberger NV	1,263,079	73,637,506

		137,673,813

Entertainment — 1.3%
Activision Blizzard, Inc.	635,816	59,531,452
Electronic Arts, Inc.	219,103	26,380,001
Live Nation Entertainment, Inc.(a)(b)	126,007	10,463,622
Netflix, Inc.(a)	393,847	148,716,627
Take-Two Interactive Software, Inc.(a)	140,372	19,706,825
Walt Disney Co.(a)	1,626,216	131,804,807
Warner Bros Discovery, Inc., Class A(a)(b)	1,971,264	21,407,927

		418,011,261

Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B(a)	1,620,797	567,765,189
Fidelity National Information Services, Inc.	526,554	29,102,640
Fiserv, Inc.(a)	541,795	61,201,163

2

Schedule of Investments (unaudited) (continued) September 30, 2023	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
FleetCor Technologies, Inc., Series C(a)	65,729	$16,783,243
Global Payments, Inc.	231,070	26,663,167
Jack Henry & Associates, Inc.	66,164	10,000,027
Mastercard, Inc., Class A	739,453	292,756,837
PayPal Holdings, Inc.(a)(b)	975,880	57,049,945
Visa, Inc., Class A	1,428,032	328,461,640

		1,389,783,851

Food Products — 1.0%
Archer-Daniels-Midland Co.	476,461	35,934,689
Bunge Ltd.	133,883	14,492,835
Campbell Soup Co.	174,853	7,182,961
Conagra Brands, Inc.	424,704	11,645,384
General Mills, Inc.	520,081	33,279,983
Hershey Co.	133,183	26,647,255
Hormel Foods Corp.	264,660	10,065,020
J M Smucker Co.	90,748	11,153,837
Kellogg Co.	236,225	14,057,750
Kraft Heinz Co.	709,570	23,869,935
Lamb Weston Holdings, Inc.	129,112	11,937,695
McCormick & Co., Inc.	223,165	16,880,200
Mondelez International, Inc., Class A	1,209,071	83,909,527
Tyson Foods, Inc., Class A	253,782	12,813,453

		313,870,524

Gas Utilities — 0.0%
Atmos Energy Corp.	131,515	13,931,384

Ground Transportation — 0.8%
CSX Corp.	1,783,125	54,831,094
JB Hunt Transport Services, Inc.	72,560	13,679,011
Norfolk Southern Corp.	201,760	39,732,597
Old Dominion Freight Line, Inc.(b)	79,632	32,580,636
Union Pacific Corp.	541,654	110,297,004

		251,120,342

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	1,542,299	149,371,658
Align Technology, Inc.(a)	63,258	19,313,933
Baxter International, Inc.	450,067	16,985,529
Becton Dickinson & Co.	257,834	66,657,824
Boston Scientific Corp.(a)	1,301,328	68,710,118
Cooper Cos., Inc.	44,000	13,992,440
DENTSPLY SIRONA, Inc.	192,291	6,568,661
Dexcom, Inc.(a)	344,721	32,162,469
Edwards Lifesciences Corp.(a)	540,285	37,430,945
GE HealthCare Technologies, Inc.(a)	336,554	22,899,134
Hologic, Inc.(a)	217,692	15,107,825
IDEXX Laboratories, Inc.(a)	73,777	32,260,469
Insulet Corp.(a)	62,053	9,896,833
Intuitive Surgical, Inc.(a)	312,267	91,272,521
Medtronic PLC	1,183,065	92,704,973
ResMed, Inc.	130,585	19,309,604
STERIS PLC	87,676	19,237,868
Stryker Corp.	300,400	82,090,308
Teleflex, Inc.	43,227	8,490,215
Zimmer Biomet Holdings, Inc.	185,717	20,841,162

		825,304,489

Health Care Providers & Services — 3.0%
Cardinal Health, Inc.	226,276	19,645,282
Cencora, Inc.	149,636	26,929,991
Centene Corp.(a)	481,239	33,147,742
Cigna Group	263,052	75,251,286

Security	Shares	Value

Health Care Providers & Services (continued)
CVS Health Corp.	1,141,509	$79,700,158
DaVita, Inc., Series B(a)(b)	49,430	4,672,618
Elevance Health, Inc.	209,432	91,190,882
HCA Healthcare, Inc.	178,880	44,000,902
Henry Schein, Inc.(a)(b)	115,839	8,601,046
Humana, Inc.	110,122	53,576,555
Laboratory Corp. of America Holdings	78,743	15,831,280
McKesson Corp.	119,894	52,135,906
Molina Healthcare, Inc.(a)	51,814	16,989,293
Quest Diagnostics, Inc.	99,749	12,155,413
UnitedHealth Group, Inc.	823,253	415,075,930
Universal Health Services, Inc., Class B	55,227	6,943,691

		955,847,975

Health Care REITs — 0.2%
Healthpeak Properties, Inc.	486,194	8,926,522
Ventas, Inc.	357,613	15,066,236
Welltower, Inc.	459,406	37,634,539

		61,627,297

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	632,439	10,163,295

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)(b)	378,926	51,992,436
Booking Holdings, Inc., Series 20-2(a)	31,721	97,825,978
Caesars Entertainment, Inc.(a)	195,093	9,042,561
Carnival Corp.(a)(b)	895,273	12,283,146
Chipotle Mexican Grill, Inc.(a)	24,519	44,914,640
Darden Restaurants, Inc.	107,426	15,385,552
Domino’s Pizza, Inc.	31,190	11,814,460
Expedia Group, Inc.(a)	122,506	12,626,693
Hilton Worldwide Holdings, Inc.	232,421	34,904,986
Las Vegas Sands Corp.	292,143	13,391,835
Marriott International, Inc., Class A	222,651	43,764,281
McDonald’s Corp.	647,688	170,626,927
MGM Resorts International(b)	249,482	9,170,958
Norwegian Cruise Line Holdings Ltd.(a)	388,617	6,404,408
Royal Caribbean Cruises Ltd.(a)	201,766	18,590,719
Starbucks Corp.	1,017,974	92,910,487
Wynn Resorts Ltd.	86,072	7,953,913
Yum! Brands, Inc.	249,037	31,114,683

		684,718,663

Household Durables — 0.3%
D.R. Horton, Inc.(b)	270,595	29,080,845
Garmin Ltd.	136,122	14,320,034
Lennar Corp., Class A	224,432	25,188,003
Mohawk Industries, Inc.(a)	47,669	4,090,477
NVR, Inc.(a)	2,793	16,655,497
PulteGroup, Inc.	195,032	14,442,120
Whirlpool Corp.	51,229	6,849,317

		110,626,293

Household Products — 1.3%
Church & Dwight Co., Inc.	218,674	20,037,099
Clorox Co.	110,050	14,423,153
Colgate-Palmolive Co.	734,722	52,246,081
Kimberly-Clark Corp.	300,562	36,322,918
Procter & Gamble Co.	2,095,055	305,584,722

		428,613,973

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp., Series 2021	595,133	9,046,022

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2023	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.8%
3M Co.	490,583	$45,928,381
General Electric Co.	967,296	106,934,573
Honeywell International, Inc.	590,095	109,014,150

		261,877,104

Industrial REITs — 0.3%
Prologis, Inc.	821,082	92,133,611

Insurance — 2.1%
Aflac, Inc.	480,455	36,874,921
Allstate Corp.	232,474	25,899,928
American International Group, Inc.	632,701	38,341,681
Aon PLC, Class A	180,298	58,456,218
Arch Capital Group Ltd.(a)	344,302	27,444,312
Arthur J Gallagher & Co.	191,531	43,655,661
Assurant, Inc.	47,910	6,878,918
Brown & Brown, Inc.	209,211	14,611,296
Chubb Ltd.	365,041	75,994,235
Cincinnati Financial Corp.	139,406	14,259,840
Everest Group Ltd.	36,285	13,486,046
Globe Life, Inc.	77,281	8,402,763
Hartford Financial Services Group, Inc.	271,795	19,272,983
Loews Corp.	164,345	10,404,682
Marsh & McLennan Cos., Inc.	439,001	83,541,890
MetLife, Inc.	561,422	35,319,058
Principal Financial Group, Inc.	197,638	14,243,771
Progressive Corp.	520,215	72,465,950
Prudential Financial, Inc.	322,617	30,613,127
Travelers Cos., Inc.	203,472	33,229,012
W.R. Berkley Corp.	180,810	11,479,627
Willis Towers Watson PLC	93,162	19,467,132

		694,343,051

Interactive Media & Services(a) — 5.8%
Alphabet, Inc., Class A	5,272,952	690,018,499
Alphabet, Inc., Class C	4,485,404	591,400,518
Match Group, Inc.	247,150	9,682,101
Meta Platforms, Inc., Class A	1,975,320	593,010,817

		1,884,111,935

IT Services — 1.2%
Accenture PLC, Class A	560,619	172,171,701
Akamai Technologies, Inc.(a)	135,090	14,392,488
Cognizant Technology Solutions Corp., Class A	448,855	30,405,438
DXC Technology Co.(a)(b)	182,348	3,798,309
EPAM Systems, Inc.(a)	51,513	13,171,359
Gartner, Inc.(a)	70,056	24,071,942
International Business Machines Corp.	809,656	113,594,737
VeriSign, Inc.(a)	79,744	16,150,552

		387,756,526

Leisure Products — 0.0%
Hasbro, Inc.	115,908	7,666,155

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	262,515	29,354,427
Bio-Rad Laboratories, Inc., Series L, Class A(a)	18,560	6,652,832
Bio-Techne Corp.	143,852	9,792,006
Charles River Laboratories International, Inc.(a)	46,558	9,124,437
Danaher Corp.	584,027	144,897,099
Illumina, Inc.(a)	140,689	19,313,786
IQVIA Holdings, Inc.(a)(b)	162,750	32,021,062
Mettler-Toledo International, Inc.(a)	19,433	21,533,124
Revvity, Inc.	110,325	12,212,978
Thermo Fisher Scientific, Inc.	343,013	173,622,890

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)(b)	52,528	$14,403,703
West Pharmaceutical Services, Inc.	65,644	24,630,285

		497,558,629

Machinery — 1.8%
Caterpillar, Inc.	453,389	123,775,197
Cummins, Inc.	125,889	28,760,601
Deere & Co., Series B	242,334	91,452,005
Dover Corp.	124,313	17,342,907
Fortive Corp.	312,861	23,201,772
IDEX Corp.	67,191	13,977,072
Illinois Tool Works, Inc.	244,562	56,325,074
Ingersoll Rand, Inc.	359,410	22,901,605
Nordson Corp.	48,026	10,717,962
Otis Worldwide Corp.	365,938	29,388,481
PACCAR, Inc.	464,643	39,503,948
Parker-Hannifin Corp.	114,023	44,414,239
Pentair PLC	145,367	9,412,513
Snap-on, Inc.	47,030	11,995,472
Stanley Black & Decker, Inc.	138,096	11,542,064
Westinghouse Air Brake Technologies Corp.	159,202	16,918,396
Xylem, Inc.	214,037	19,483,788

		571,113,096

Media — 0.8%
Charter Communications, Inc., Class A(a)	90,454	39,783,478
Comcast Corp., Class A	3,657,818	162,187,650
Fox Corp., Class A	225,462	7,034,414
Fox Corp., Class B	124,777	3,603,560
Interpublic Group of Cos., Inc.	342,111	9,804,901
News Corp., Class A(b)	337,277	6,765,777
News Corp., Class B	114,231	2,384,001
Omnicom Group, Inc.	175,591	13,078,018
Paramount Global, Class B	428,569	5,528,540

		250,170,339

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,274,144	47,512,830
Newmont Corp.	706,318	26,098,450
Nucor Corp.	221,052	34,561,480
Steel Dynamics, Inc.	138,383	14,837,425

		123,010,185

Multi-Utilities — 0.7%
Ameren Corp.	237,764	17,791,880
CenterPoint Energy, Inc.	560,965	15,061,910
CMS Energy Corp.	259,272	13,769,936
Consolidated Edison, Inc.	306,551	26,219,307
Dominion Energy, Inc., Series A	743,682	33,220,275
DTE Energy Co.	178,079	17,679,683
NiSource, Inc.	375,260	9,261,417
Public Service Enterprise Group, Inc.	443,585	25,244,422
Sempra	559,296	38,048,907
WEC Energy Group, Inc.	280,343	22,581,629

		218,879,366

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	138,401	13,853,940
Boston Properties, Inc.	129,325	7,692,251

		21,546,191

Oil, Gas & Consumable Fuels — 4.2%
APA Corp.	273,082	11,223,670
Chevron Corp.	1,576,874	265,892,494
ConocoPhillips	1,064,270	127,499,546

4

Schedule of Investments (unaudited) (continued) September 30, 2023	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Coterra Energy, Inc.	673,186	$18,209,681
Devon Energy Corp.	569,422	27,161,429
Diamondback Energy, Inc.	158,924	24,614,149
EOG Resources, Inc.	517,484	65,596,272
EQT Corp.	321,423	13,043,345
Exxon Mobil Corp.	3,557,837	418,330,475
Hess Corp.	245,603	37,577,259
Kinder Morgan, Inc.	1,722,845	28,564,770
Marathon Oil Corp.	538,304	14,399,632
Marathon Petroleum Corp.	355,361	53,780,334
Occidental Petroleum Corp.	589,696	38,259,477
ONEOK, Inc.	517,637	32,833,715
Phillips 66	395,750	47,549,363
Pioneer Natural Resources Co.	207,204	47,563,678
Targa Resources Corp.	198,824	17,043,193
Valero Energy Corp.	313,847	44,475,258
Williams Cos., Inc.	1,081,094	36,422,057

		1,370,039,797

Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	117,159	4,344,256
American Airlines Group, Inc., Series AA(a)	580,675	7,438,447
Delta Air Lines, Inc.	571,838	21,158,006
Southwest Airlines Co.	529,370	14,330,046
United Airlines Holdings, Inc., Series 16-2(a)(b)	291,492	12,330,111

		59,600,866

Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	206,075	29,788,141
Kenvue, Inc.	1,531,675	30,756,034

		60,544,175

Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	1,856,690	107,762,288
Catalent, Inc.(a)(b)	159,343	7,254,887
Eli Lilly & Co.	708,696	380,661,882
Johnson & Johnson	2,140,122	333,324,001
Merck & Co., Inc.	2,255,221	232,175,002
Organon & Co.	229,346	3,981,446
Pfizer, Inc.	5,017,846	166,441,952
Viatris, Inc.	1,095,503	10,801,660
Zoetis, Inc., Class A	409,107	71,176,436

		1,313,579,554

Professional Services — 0.8%
Automatic Data Processing, Inc.	366,153	88,089,089
Broadridge Financial Solutions, Inc.	104,976	18,795,953
Ceridian HCM Holding, Inc.(a)(b)	140,965	9,564,475
Equifax, Inc.	109,067	19,978,893
Jacobs Solutions, Inc.	111,910	15,275,715
Leidos Holdings, Inc.	122,071	11,250,063
Paychex, Inc.	285,187	32,890,617
Paycom Software, Inc.	44,246	11,471,660
Robert Half, Inc.	99,063	7,259,337
Verisk Analytics, Inc.	128,893	30,449,682

		245,025,484

Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	275,368	20,338,681
CoStar Group, Inc.	362,909	27,904,073

		48,242,754

Residential REITs — 0.3%
AvalonBay Communities, Inc.	126,217	21,676,508
Camden Property Trust	94,755	8,961,928

Security	Shares	Value

Residential REITs (continued)
Equity Residential	306,547	$17,997,374
Essex Property Trust, Inc.	57,043	12,098,250
Invitation Homes, Inc.	511,243	16,201,291
Mid-America Apartment Communities, Inc.	105,820	13,613,743
UDR, Inc.	269,399	9,609,462

		100,158,556

Retail REITs — 0.3%
Federal Realty Investment Trust	67,063	6,077,920
Kimco Realty Corp.	565,139	9,940,795
Realty Income Corp.	622,259	31,075,614
Regency Centers Corp.	140,786	8,368,320
Simon Property Group, Inc.	290,791	31,414,152

		86,876,801

Semiconductors & Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc., Series E(a)	1,435,927	147,642,014
Analog Devices, Inc.	445,635	78,026,232
Applied Materials, Inc.	746,325	103,328,696
Broadcom, Inc.	366,774	304,635,149
Enphase Energy, Inc.(a)(b)	121,185	14,560,378
First Solar, Inc.(a)(b)	91,728	14,822,328
Intel Corp.	3,722,084	132,320,086
KLA Corp.	121,510	55,731,777
Lam Research Corp.	118,468	74,252,188
Microchip Technology, Inc.	483,777	37,758,795
Micron Technology, Inc.	973,449	66,223,735
Monolithic Power Systems, Inc.	41,451	19,150,362
NVIDIA Corp.	2,195,212	954,895,268
NXP Semiconductors NV	229,121	45,805,870
ON Semiconductor Corp.(a)	383,521	35,648,277
Qorvo, Inc.(a)	87,017	8,307,513
QUALCOMM, Inc.	991,845	110,154,306
Skyworks Solutions, Inc.	141,660	13,966,259
SolarEdge Technologies, Inc.(a)(b)	51,691	6,694,501
Teradyne, Inc.(b)	136,880	13,750,965
Texas Instruments, Inc.	806,955	128,313,915

		2,365,988,614

Software — 10.0%
Adobe, Inc.(a)	405,092	206,556,411
ANSYS, Inc.(a)	77,135	22,951,519
Autodesk, Inc.(a)	189,949	39,302,347
Cadence Design Systems, Inc.(a)	241,553	56,595,868
Fair Isaac Corp.(a)	22,092	19,187,565
Fortinet, Inc.(a)	579,313	33,994,087
Gen Digital, Inc.	500,105	8,841,856
Intuit, Inc.	248,903	127,174,499
Microsoft Corp.	6,603,201	2,084,960,716
Oracle Corp.	1,399,132	148,196,061
Palo Alto Networks, Inc.(a)(b)	271,829	63,727,591
PTC, Inc.(a)	98,509	13,956,755
Roper Technologies, Inc.	94,839	45,928,631
Salesforce, Inc.(a)	865,642	175,534,885
ServiceNow, Inc.(a)	181,305	101,342,243
Synopsys, Inc.(a)	135,232	62,067,431
Tyler Technologies, Inc.(a)	38,201	14,750,934

		3,225,069,399

Specialized REITs — 1.0%
American Tower Corp.	414,296	68,130,977
Crown Castle, Inc.	385,432	35,471,307
Digital Realty Trust, Inc.	266,213	32,217,097
Equinix, Inc.	83,156	60,392,877

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2023	S&P 500 Index Master Portfolio

Security	Shares	Value

Specialized REITs (continued)
Extra Space Storage, Inc.	187,772	$22,829,320
Iron Mountain, Inc.	259,383	15,420,319
Public Storage	140,641	37,061,716
SBA Communications Corp.	96,325	19,281,375
VICI Properties, Inc.	900,684	26,209,905
Weyerhaeuser Co.	649,452	19,912,198

		336,927,091

Specialty Retail — 2.0%
AutoZone, Inc.(a)	16,136	40,985,279
Bath & Body Works, Inc.	208,330	7,041,554
Best Buy Co., Inc.	172,602	11,990,661
CarMax, Inc.(a)(b)	140,609	9,945,275
Home Depot, Inc.	893,528	269,988,420
Lowe’s Cos., Inc.	520,790	108,240,994
O’Reilly Automotive, Inc.(a)	53,682	48,789,422
Ross Stores, Inc.	302,758	34,196,516
TJX Cos., Inc.	1,021,385	90,780,699
Tractor Supply Co.	96,703	19,635,544
Ulta Beauty, Inc.(a)	44,262	17,680,456

		659,274,820

Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc., Series BB	13,061,225	2,236,212,332
Hewlett Packard Enterprise Co.	1,147,836	19,937,911
HP, Inc.	771,116	19,817,681
NetApp, Inc.	187,362	14,217,029
Seagate Technology Holdings PLC	170,763	11,261,820
Western Digital Corp.(a)(b)	284,344	12,974,617

		2,314,421,390

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	1,088,784	104,109,526
Ralph Lauren Corp., Class A	37,193	4,317,735
Tapestry, Inc.	211,316	6,075,335
VF Corp.	305,300	5,394,651

		119,897,247

Tobacco — 0.6%
Altria Group, Inc.	1,577,184	66,320,587
Philip Morris International, Inc.	1,379,646	127,727,627

		194,048,214

Trading Companies & Distributors — 0.2%
Fastenal Co.	507,772	27,744,662

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals, Inc.	60,686	$26,979,175
W.W.Grainger, Inc.	39,550	27,362,272

		82,086,109

Water Utilities — 0.1%
American Water Works Co., Inc.	173,012	21,424,076

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	460,053	64,430,423

Total Common Stocks — 98.7% (Cost: $14,364,196,782)		31,938,101,142

Investment Companies

Equity Funds — 0.9%
iShares Core S&P 500 ETF	667,222	286,525,143

Total Investment Companies — 0.9% (Cost: $279,292,239)		286,525,143

Total Long-Term Investments — 99.6% (Cost: $14,643,489,021)		32,224,626,285

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	213,591,981	213,656,058
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	111,193,591	111,193,591

Total Short-Term Securities — 1.0% (Cost: $324,784,609)		324,849,649

Total Investments — 100.6% (Cost: $14,968,273,630)		32,549,475,934

Liabilities in Excess of Other Assets — (0.6)%		(207,355,378)

Net Assets — 100.0%		$32,342,120,556

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) September 30, 2023	S&P 500 Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$304,198,748	$—	$(90,510,352)(a)	$35,629	$(67,967)	$213,656,058	213,591,981	$400,272	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	113,361,188	—	(2,167,597)(a)	—	—	111,193,591	111,193,591	3,797,868		—
BlackRock, Inc.	97,239,626	1,192,347	(9,943,698)	529,187	(8,379,471)	80,637,991	124,732	2,066,675		—
iShares Core S&P 500 ETF	195,527,543	1,325,252,102	(1,259,886,456)	23,986,763	1,645,191	286,525,143	667,222	3,005,152		—

				$24,551,579	$(6,802,247)	$692,012,783		$9,269,967		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	325	12/15/23	$70,289	$(2,809,474)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2023	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$31,938,101,142	$—	$—	$31,938,101,142
Investment Companies	286,525,143	—	—	286,525,143
Short-Term Securities
Money Market Funds	324,849,649	—	—	324,849,649

	$32,549,475,934	$—	$—	$32,549,475,934

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,809,474)	$—	$—	$(2,809,474)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

8